ACQUISITIONS AND DROP DOWN TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisitions and Drop Down Transactions
ACQUISITIONS AND DROP DOWN TRANSACTIONS
2016 Drop Down. On March 3, 2016, the Partnership acquired the 2016 Drop Down Assets. These assets include certain natural gas, crude oil and produced water gathering systems located in the Utica Shale, the Williston Basin and the DJ Basin as well as ownership interests in a natural gas gathering system and a condensate stabilization facility, both located in the Utica Shale.
The consideration for the 2016 Drop Down Assets (i) consisted of a cash payment to SMP Holdings of $360.0 million (the “Initial Payment”), funded with borrowings under our revolving credit facility and (ii) includes a deferred payment in 2020 (the “Deferred Purchase Price Obligation”).  The Deferred Purchase Price Obligation will be equal to:

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six-and-one-half (6.5) multiplied by the average Business Adjusted EBITDA, as defined below and in the Contribution Agreement, of the 2016 Drop Down Assets for 2018 and 2019, less the G&A Adjuster, as defined in the Contribution Agreement;

•	less the Initial Payment;

•	less all capital expenditures incurred for the 2016 Drop Down Assets between the Initial Close and December 31, 2019;

•	plus all Business Adjusted EBITDA from the 2016 Drop Down Assets between Initial Close and December 31, 2019, less the Cumulative G&A Adjuster, as defined in the Contribution Agreement.
Business Adjusted EBITDA is defined as the net income or loss of the 2016 Drop Down Assets for such period:

•	plus interest expense, income tax expense, and depreciation and amortization of the 2016 Drop Down Assets for such period;

•	plus any adjustments related to MVC shortfall payments, impairments and other noncash expenses or losses with respect to the 2016 Drop Down Assets for such period;

•	plus any Special Liability Expenses, as defined below and in the Contribution Agreement, for such period;

•	less interest income and income tax benefit of the 2016 Drop Down Assets for such period;

•	less adjustments related to any other noncash income or gains with respect to the 2016 Drop Down Assets for such period.
Business Adjusted EBITDA shall exclude the effect of any Partnership expenses allocated by or to SMLP or its affiliates in respect of the 2016 Drop Down Assets, such as general and administrative expenses (including compensation-related expenses and professional services fees), transaction costs, and allocated interest expense and allocated income tax expense.
Special Liability Expenses are defined as any and all expenses incurred by SMLP with respect to the Special Liabilities, as defined in the Contribution Agreement, including fines, legal fees, consulting fees and remediation costs.
The present value of the Deferred Purchase Price Obligation will be reflected as a liability on our balance sheet until paid.  As of Initial Close, the Deferred Purchase Price Obligation was estimated to be $860.3 million (based on management’s estimate of the Partnership’s share of forecasted Business Adjusted EBITDA and capital expenditures for the 2016 Drop Down Assets) and had a net present value of $507.4 million, using a discount rate of 13%.
At the discretion of the board of directors of our general partner, the Deferred Purchase Price Obligation can be paid in cash, SMLP common units or a combination thereof.  We currently expect that the Deferred Purchase Price Obligation will be financed with a combination of (i) net proceeds from the sale of common units by us, (ii) the net proceeds from the issuance of senior unsecured debt by us, (iii) borrowings under our revolving credit facility and/or (iv) other internally generated sources of cash.
Because of the common control aspects in a drop down transaction, the 2016 Drop Down was deemed a transaction between entities under common control. As such, the 2016 Drop Down has been accounted for on an “as-if pooled” basis for all periods in which common control existed and the Partnership’s financial results retrospectively include the combined financial results of the 2016 Drop Down Assets for all common-control periods.
Summit Utica. Summit Investments completed the acquisition of certain natural gas gathering assets located in the Utica Shale Play for $25.2 million on December 15, 2014. These assets, which were contributed to Summit Investments' then-newly formed subsidiary, Summit Utica, gather natural gas under a long-term, fee-based contract. Summit Investments accounted for the purchase under the acquisition method of accounting. As of December 31, 2014, we assigned the full purchase price to property, plant and equipment.
Ohio Gathering. For information on the acquisition and initial recognition of Ohio Gathering, see Note 7.
Meadowlark Midstream. At the time of the 2016 Drop Down, Meadowlark Midstream owned Niobrara G&P and certain crude oil and produced water gathering pipelines located in Williams County, North Dakota. Summit Investments accounted for its purchase of Meadowlark Midstream under the acquisition method of accounting, whereby the various gathering systems' identifiable tangible assets acquired were recorded based on their fair values as of initial acquisition on February 15, 2013. Both Bison Midstream and Polar Midstream have previously been carved out of Meadowlark Midstream. Their fair values were determined based upon assumptions related to future cash flows, discount rates, asset lives, and projected capital expenditures to complete the system. We recognized the 2016 acquisition of Meadowlark Midstream at Summit Investments' historical cost of construction and fair value of assets at acquisition, which reflected its fair value accounting for the initial acquisition of Meadowlark Midstream in 2013, due to common control.
The fair values of the assets acquired and liabilities assumed as of February 15, 2013, were as follows (in thousands):

Purchase price assigned to Meadowlark Midstream		$25,376
Current assets	$2,227
Property, plant, and equipment	18,795
Other noncurrent assets	4,354
Total assets acquired	25,376
Total liabilities assumed	$—
Net identifiable assets acquired		$25,376

From a financial position and operational standpoint, the crude oil and produced water gathering pipelines held by Meadowlark Midstream and acquired in connection with the 2016 Drop Down are recognized as part of the Polar and Divide gathering system.
Polar and Divide. On May 18, 2015, SMLP acquired the Polar and Divide system, a crude oil and produced water gathering system, including under-development transmission pipelines, located in North Dakota from a subsidiary of Summit Investments, subject to customary working capital and capital expenditures adjustments. We funded the initial combined purchase price of $290.0 million with (i) $92.5 million of borrowings under SMLP’s revolving credit facility and (ii) the issuance of $193.4 million of SMLP common units and $4.1 million of general partner interests to SMLP’s general partner in connection with the May 2015 Equity Offering. In July 2015, we received $4.3 million of cash from a subsidiary of Summit Investments as payment in full for working capital and capital expenditure adjustments.
Summit Investments accounted for its purchase of Meadowlark Midstream, the entity that Polar Midstream was carved out of, under the acquisition method of accounting, whereby the various gathering systems' identifiable tangible and intangible assets acquired and liabilities assumed were recorded based on their fair values as of initial acquisition on February 15, 2013. Their fair values were determined based upon assumptions related to future cash flows, discount rates, asset lives, and projected capital expenditures to complete the system. We recognized the acquisition of Polar Midstream at Summit Investments' historical cost of construction and fair value of assets and liabilities at acquisition, which reflected its fair value accounting for the acquisition of Meadowlark Midstream, due to common control.
The fair values of the assets acquired and liabilities assumed as of February 15, 2013, were as follows (in thousands):

Purchase price assigned to Polar Midstream		$216,105
Current assets	$368
Property, plant, and equipment	9,755
Other noncurrent assets	7,201
Total assets acquired	17,324
Current liabilities	4,592
Total liabilities assumed	$4,592
Net identifiable assets acquired		12,732
Goodwill		$203,373

We believe that the goodwill recorded represents the incremental value of future cash flow potential attributed to estimated future gathering services within the Williston Basin.
Red Rock Gathering System. On March 18, 2014, SMLP acquired Red Rock Gathering, a natural gas gathering and processing system located in Colorado and Utah, from a subsidiary of Summit Investments, subject to customary working capital adjustments. In October 2012, Summit Investments acquired ETC Canyon Pipeline, LLC ("Canyon") and contributed the Canyon gathering and processing assets to Red Rock Gathering, a newly formed, wholly owned subsidiary of Summit Investments. The Partnership paid total cash consideration of $307.9 million, comprising $305.0 million at the date of acquisition and $2.9 million of working capital adjustments that were recognized in due to affiliate as of December 31, 2014 and settled in February 2015. The acquisition of Red Rock Gathering was funded with the net proceeds from an offering of common units in March 2014, $100.0 million of borrowings under our revolving credit facility and cash on hand. Because of the common control aspects in the drop down transaction, the Red Rock Gathering acquisition was deemed a transaction between entities under common control and, as such, was accounted for on an “as-if pooled” basis for all periods in which common control existed. SMLP’s financial results retrospectively include Red Rock Gathering’s financial results for all periods ending after October 23, 2012, the date Summit Investments acquired its interests, and before March 18, 2014.
In 2014, we identified and wrote off the balance associated with a working capital adjustment received after the purchase accounting measurement period closed for Summit Investments' acquisition of Red Rock Gathering. This write off was recognized as a $1.2 million increase to gathering services and other fees for the year ended December 31, 2014.
Lonestar Assets. DFW Midstream completed the acquisition of certain natural gas gathering assets located in the Barnett Shale Play ("Lonestar") from Texas Energy Midstream, L.P. ("TEM") for $10.9 million on September 30, 2014. The Lonestar assets gather natural gas under two long-term, fee-based contracts. SMLP is accounting for the purchase under the acquisition method of accounting. As of September 30, 2014, we preliminarily assigned the full purchase price to property, plant and equipment. During the fourth quarter of 2014, we received additional information from TEM and finalized the purchase price allocation.
Bison Gas Gathering System. On February 15, 2013, Summit Investments acquired BTE. On June 4, 2013, a subsidiary of Summit Investments entered into a purchase and sale agreement with SMLP whereby SMLP acquired the Bison Gas Gathering system. The Bison Gas Gathering system was carved out from Meadowlark Midstream and primarily gathers associated natural gas production from customers operating in Mountrail and Burke counties in North Dakota under long-term contracts ranging from five years to 15 years. The weighted-average life of the acquired contracts was 12 years upon acquisition.
Summit Investments accounted for its purchase of BTE (the "BTE Transaction") under the acquisition method of accounting, whereby the various gathering systems' identifiable tangible and intangible assets acquired and liabilities assumed were recorded based on their fair values as of February 15, 2013. The intangible assets that were acquired are composed of gas gathering agreement contract values and rights-of-way easements. Their fair values were determined based upon assumptions related to future cash flows, discount rates, asset lives, and projected capital expenditures to complete the system.
Because the Bison Drop Down was executed between entities under common control, SMLP recognized the acquisition of the Bison Gas Gathering system at historical cost which reflected Summit Investments fair value accounting for the BTE Transaction. Furthermore, due to the common control aspect, the Bison Drop Down was accounted for by SMLP on an “as-if pooled” basis for all periods in which common control existed. Common control began on February 15, 2013 concurrent with the BTE Transaction.
The fair values of the assets acquired and liabilities assumed as of February 15, 2013, were as follows (in thousands):

Purchase price assigned to Bison Gas Gathering system		$303,168
Current assets	$5,705
Property, plant, and equipment	85,477
Intangible assets	164,502
Other noncurrent assets	2,187
Total assets acquired	257,871
Current liabilities	6,112
Other noncurrent liabilities	2,790
Total liabilities assumed	$8,902
Net identifiable assets acquired		248,969
Goodwill		$54,199

The Bison Drop Down closed on June 4, 2013. The total acquisition purchase price of $248.9 million was funded with $200.0 million of borrowings under SMLP’s revolving credit facility and the issuance of $47.9 million of SMLP common units to Summit Investments and $1.0 million of general partner interests to SMLP’s general partner. Summit Investments had a net investment in the Bison Gas Gathering system of $303.2 million and received total consideration of $248.9 million from SMLP. As a result, SMLP recognized a capital contribution from Summit Investments for the contribution of net assets in excess of consideration paid.
Mountaineer Midstream. We completed the Mountaineer Acquisition on June 21, 2013 for $210.0 million cash consideration. The Mountaineer Midstream natural gas gathering and compression assets are located in the Appalachian Basin which includes the Marcellus Shale formation primarily in Doddridge and Harrison counties in northern West Virginia. The Mountaineer Midstream system consists of newly constructed, high-pressure gas gathering pipelines, certain rights-of-way associated with the pipeline, and two compressor stations. The assets gather natural gas under a long-term, fee-based contract with Antero Resources Corp. ("Antero"). The life of the acquired contract was 13 years upon acquisition.
The Mountaineer Acquisition was funded with $110.0 million of borrowings under the Partnership's revolving credit agreement and the issuance of $100.0 million of common and general partner interests to a subsidiary of Summit Investments. For the year ended December 31, 2013, SMLP recorded $9.6 million of revenue and $2.3 million of net income related to Mountaineer Midstream.
SMLP accounted for the Mountaineer Acquisition under the acquisition method of accounting. As of June 30, 2013, we preliminarily assigned the full $210.0 million purchase price to property plant and equipment. During the third quarter of 2013, we received additional information and, as a result, preliminarily assigned $158.3 million of the purchase price to property, plant and equipment, $27.1 million to contract intangibles, $6.5 million to rights-of-way and $18.1 million to goodwill. During the fourth quarter of 2013, we received additional information from the seller and finalized the purchase price allocation.
The final fair values of the assets acquired and liabilities assumed as of June 21, 2013, were as follows (in thousands):

Purchase price assigned to Mountaineer Midstream		$210,000
Property, plant, and equipment	$163,661
Gas gathering agreement contract intangibles	24,019
Rights-of-way	6,109
Total assets acquired	193,789
Total liabilities assumed	$—
Net identifiable assets acquired		193,789
Goodwill		$16,211

Supplemental Disclosures – As-If Pooled Basis. As a result of accounting for our drop down transactions similar to a pooling of interests, our historical financial statements and those of the 2016 Drop Down, Polar Midstream, Red Rock Gathering and the Bison Gas Gathering system have been combined to reflect the historical operations, financial position and cash flows from the date common control began. Revenues and net income for the previously separate entities and the combined amounts, as presented in these consolidated financial statements follow.

	Year ended December 31,
	2015	2014	2013

	(In thousands)
SMLP revenues	$358,046	$338,941	$241,089
2016 Drop Down Assets revenues (1)	29,238	14,466	2,474
Polar and Divide revenues (1)	13,273	22,449	3,893
Red Rock Gathering revenues (1)		11,313	50,114
Bison Gas Gathering system revenues (1)			28,590
Combined revenues	$400,557	$387,169	$326,160

SMLP net (loss) income	$(192,212)	$(23,992)	$43,584
2016 Drop Down Assets net loss (1)	(35,419)	(32,634)	(5,829)
Polar and Divide net income (loss) (1)	5,403	6,430	(467)
Red Rock Gathering net income (1)		2,828	9,668
Bison Gas Gathering system net income (1)			52
Combined net (loss) income	$(222,228)	$(47,368)	$47,008
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(1) Results are fully reflected in SMLP's revenues and net income on the date common control began, see Note 1.
Unaudited Pro Forma Financial Information. The following unaudited pro forma financial information assumes that:

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The acquisition of the Bison Gas Gathering system and Mountaineer Midstream occurred on January 1, 2012. The pro forma results for Bison Midstream and Mountaineer Midstream were derived from revenues and net income in 2013.

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Pro forma net income for the year ended December 31, 2013 has been adjusted to remove the impact of $2.5 million of nonrecurring transaction costs associated with the acquisitions of Bison Midstream and Mountaineer Midstream.

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Pro forma adjustments also reflect the impact of 4,661,547 common unit issuance and the general partner capital contribution to maintain its 2% general partner interest to fund the acquisition of Bison Midstream and Mountaineer Midstream.

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Pro forma adjustments also reflect the impact of $310.0 million of incremental borrowings on our revolving credit facility for the Bison Midstream and Mountaineer Midstream acquisitions and incremental depreciation and amortization expense associated with the acquired property, plant and equipment and contract intangibles as a result of the application of fair value accounting for Bison Midstream.

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Pro forma adjustments (other than an adjustment for interest expense as discussed below) for the 2016 Drop Down Assets are not required because the assets were not in service prior to common control beginning in February 2013. Interest expense was assumed based on the impact of $360.0 million of incremental borrowings on our revolving credit facility, partially offset by the pro forma derecognition of interest expense allocated to the 2016 Drop Down Assets from Summit Investments (see Note 9).

•	Pro forma adjustments for Polar and Divide are not required because the system was not in service prior to common control beginning in February 2013.

•	The acquisition of the Lonestar assets is immaterial for pro forma purposes and as such has not been reflected below.

Year ended December 31, 2013
(In thousands, except for per-unit amounts)
Total Bison Midstream and Mountaineer Midstream revenues included in consolidated revenues	$87,196
Total Bison Midstream and Mountaineer Midstream net loss included in consolidated net income	(457)

Pro forma total revenues	$338,311
Pro forma net income	34,369

Pro forma common EPU - basic and diluted	$0.68
Pro forma subordinated EPU - basic and diluted	0.62

The unaudited pro forma financial information presented above is not necessarily indicative of (i) what our financial position or results of operations would have been if the acquisitions of Bison Midstream and Mountaineer Midstream had occurred on January 1, 2012, or (ii) what SMLP’s financial position or results of operations will be for any future periods.